Note 35 - Other relevant information (Details - Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Impairment charge	$ 76,725	$ 57,075	$ 622,402
Non-controlling interests	$ 128,728	145,124
NKKTUBES [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
Impairment charge		$ 57,000
Non-controlling interests	$ 13,200
Reclassification of currency translation adjustment reserve	$ 71,200
NKKTUBES [member] | JFE [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%